Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt [Abstract]
Debt - Long-term debt [Text Block]

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	amount outstanding in 2020	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,210		1,210	122	1,088	16.1	6.3%
EUR bonds	3,229		3,229	1,494	1,735	5.4	1.0%
Forward contracts	982	869	113	113		0.9
Lease liability	1,216	267	948	596	352	3.9	2.1%
Bank borrowings	205	1	203	3	200	4.1	0.2%
Other long-term debt	16	15	1	1	-	1.0	0.0%
Long-term debt	6,857	1,153	5,705	2,329	3,376	6.3	2.0%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	amount outstanding in 2019	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,328		1,328		1,328	17.1	6.3%
EUR bonds	2,234		2,234	995	1,239	5.8	0.8%
Forward contracts	188	126	62	62		1.2
Lease liability	1,381	272	1,109	618	491	4.3	2.4%
Bank borrowings	206	1	205	5	200	5.1	0.3%
Other long-term debt	17	17				1.0	1.8%
Long-term debt	5,355	416	4,939	1,681	3,258	8.0	2.5%

Debt - Unsecured Bonds [Text Block]

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

	effective rate	2019	2020
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%	500	500
Due 5/02/2024; 3/4%	0.861%	500	500
Due 22/05/2026; 1/2%	0.608%	750	750
Due 5/02/2028; 1 3/8%	1.523%	500	500
Due 30/03/2025; 1 3/8%	1.509%		500
Due 30/03/2030; 2%	2.128%		500
Unsecured USD Bonds
Due 5/15/2025; 7 3/4%	7.429%	56	51
Due 6/01/2026; 7 1/5%	6.885%	122	111
Due 5/15/2025; 7 1/8%	6.794%	75	68
Due 11/03/2038; 6 7/8%	7.210%	648	591
Due 3/15/2042; 5%	5.273%	446	407
Adjustments1)		(35)	(39)
Unsecured Bonds		3,562	4,439

1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.

Debt - Lease liabilities [Text Block]

Philips Group

Lease liabilities

in millions of EUR

	2019			2020
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	292	20	272	290	23	267
Between one and five years	698	80	618	651	55	596
More than five years	543	52	491	384	31	352
Lease liability	1,533	152	1,381	1,325	109	1,216

Debt - Short-term debt [Text Block]	Philips Group Short-term debt in millions of EUR
	2019	2020
Short-term bank borrowings	92	76
Current portion of long-term debt	416	1,153
Short-term debt	508	1,229